Fair Value Measurements (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Nonrecurring Total fair value CNY	Dec. 31, 2011 Nonrecurring Significant unobservable inputs (Level 3) CNY
Fair Value of Financial Instruments
Property, plant and equipment, net				12,389,184	12,389,184
Goodwill
Total losses, property, plant and equipment, net	361,465	2,275,024	131,177
Total losses, goodwill	$ 43,436	273,382